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                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /   (a)
             or fiscal year ending: 12/31/12 (b)

Is this a transition report? (Y/N) _____________________________________  N

Is this an amendment to a previous filing? (Y/N) _______________________  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: LPLA Separate Account One

   B. File Number: 811-8890

   C. Telephone Number: (816) 756-1060

2. A. Street: 3130 Broadway

   B. City: Kansas City

   C. State: MO

   D. Zip Code: 64111 Zip Ext: 2406

   E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) ___________ N

4. Is this the last filing on this form by Registrant? (Y/N) ____________ N

5. Is Registrant a small business investment company (SBIC)? (Y/N) ______ N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) ___________________ Y [If answer is "Y" (Yes), complete only items 111 through 132.]

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For period ending 12/31/12
File number 811-8890
                             UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

     B. [/] File Number (if any):

     C. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:

111. A. [/] Depositor Name:

     B. [/] File Number (if any):

     C. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (if any):

     C. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (if any):

     C. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:


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114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: McGladrey & Pullen

     B. [/] City: Des Moines  State: IA  Zip Code: 50309   Zip Ext.: 2354

        [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City:         State:         Zip Code:         Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:


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For period ending 12/31/12
File number 811-8890

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N) _______________________________________________________

     B.     [/] Identify the family in 10 letters: ______________________
            (NOTE: In filing this form, use this identification
             consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N) If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N) ___________________________

     C. [/] Scheduled premium variable life contracts? (Y/N) ____________

     D. [/] Flexible premium variable life contracts? (Y/N) _____________

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) _______________________________

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _____

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _________________________________________________________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted) ________________________________________________ $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period _____________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _________________________________________________________

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ____________________________ $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ________________________ $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) _______________________________________________________ $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) _______________________________________________________ $0

For period ending 12/31/12
File number 811-8890

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of                      Total Income
                                    Series      Total Assets     Distributions
                                   Investing  ($000's omitted)  ($000's omitted)
                                   ---------  ----------------  ----------------
A. U.S. Treasury direct issue      _________  $_______________  $_______________
B. U.S. Government agency          _________  $_______________  $_______________
C. State and municipal tax-free    _________  $_______________  $_______________
D. Public utility debt             _________  $_______________  $_______________
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent  _________  $_______________  $_______________
F. All other corporate intermed
   & long-term debt                _________  $_______________  $_______________
G. All other corporate short-term
   debt                            _________  $_______________  $_______________
H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers                      _________  $_______________  $_______________
I. Investment company equity
   securities                      _________  $_______________  $_______________
J. All other equity securities     ____1____  $          3,926  $_______0_______
K. Other securities                _________  $_______________  $_______________
L. Total assets of all series of
   registrant                      ____1____  $          3,926  $_______0_______

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _________________________________________________ N
          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _________________________________________
          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ___________________________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) _____________________________ $0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____
          811-_____     811-_____     811-_____     811-_____     811-_____

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SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: KANSAS CITY        STATE OF: MISSOURI      DATE: 02/21/13

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:

LPLA SEPARATE ACCOUNT ONE (registrant) by FIDELITY SECURITY LIFE INSURANCE COMPANY (depositor)

BY (NAME AND TITLE):                        WITNESS (NAME AND TITLE):

/s/ Leroy McCarty                           /s/ William R. Hobbs II
------------------------------------        ------------------------------------
Leroy McCarty                               William R. Hobbs II
Vice President of Operations                Assistant Secretary & Vice President
                                            Controller